Goodwill	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill
The following table reflects the changes in goodwill for the six months ended June 30, 2021:

(in thousands)
Balance at December 31, 2020	$874,083
Foreign currency translation	(13,587)
Balance at June 30, 2021	$860,496